Note 16 - Plant Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Balance		$ 342
Charge to expense	1,509	325
Cash payments/write offs	(1,283)	(667)
Balance	226
Employee Severance [Member]
Balance		37
Charge to expense	1,508	161
Cash payments/write offs	(1,283)	(198)
Balance	225
Other Restructuring [Member]
Balance		305
Charge to expense	1	164
Cash payments/write offs		(469)
Balance	$ 1